Convertible Notes Payable (Details 2) - Convertible Debenture [Member] - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Short-Term Debt [Line Items]
Convertible notes (at fair value)	$ 4,831,699	$ 4,552,653
July Notes (at amortized cost)	43,795	308,737
October Note (at amortized cost)	111,871
November Note (at amortized cost)	324,174
January 2026 Note (at amortized cost))	314,344
Balance, Convertible notes payable	$ 5,625,883	$ 4,861,390